SIGNIFICANT ACCOUNTING POLICIES (Accrued Post-employment Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee severance
Percentage rate used to calculate the amount of the monthly deposit for accrued severance payments under Section 14 of Israel's Severance Pay Law	8.33%
Employee severance expense	$ 2,405	$ 2,065	$ 1,779
Postretirement Plans Actuarial Calculation
Accumulated benefit obligation	4,696	4,742
Change in projected benefit obligation
Projected benefit obligation at beginning of year	5,407	4,619
Service cost	535	542
Interest cost	44	43
Actuarial (gain) loss	(245)	312
Currency exchange rate changes	(553)	237
Benefits paid	(179)	(346)
Projected benefit obligation at end of year	5,009	5,407	4,619
Net periodic benefit cost
Service cost	535	542
Interest cost	44	43
Net periodic benefit cost	579	585
Amounts recognized in accumulated other comprehensive income
Net actuarial gain (loss), net of taxes	146	211
Accumulated other comprehensive loss, net of taxes	190	336
Assumptions used to calculate benefit obligations
Discount rate	0.70%	0.90%	1.00%
Rate of compensation increase	1.00%	2.00%	2.00%
Schedule of expected benefit payments
2013	598
2014	446
2015	410
2016	514
2017	993
2018 - 2022	$ 2,528